FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - Fair value - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1 [Member] | Commercial
Assets
Total	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member] | Lease financing
Assets
Total	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial real estate
Assets
Total	0
Fair Value, Inputs, Level 2 [Member] | Commercial
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Lease financing
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial real estate
Assets
Total	0
Fair Value, Inputs, Level 3 [Member] | Commercial
Assets
Total	8,517	793
Fair Value, Inputs, Level 3 [Member] | Lease financing
Assets
Total	2,499	$ 1,012
Fair Value, Inputs, Level 3 [Member] | Commercial real estate
Assets
Total	$ 11,020